Expense Example - The Hartford Checks and Balances Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10
USD ($)	640	830	1,036	1,630	274	539	928	2,019	68	214	373	835	131	409	708	1,556	99	309	536	1,190	72	224	390	871	60	189	329	738